CHANGE IN WORKING CAPITAL (Detail) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change In Working Capital [Abstract]
Inventories	R (924.8)	R (937.7)	R (35.5)
Trade and other receivables	(461.0)	(214.9)	(220.0)
Trade and other payables	315.8	630.3	17.9
Total change in working capital	R (1,070.0)	R (522.3)	R (237.6)